ACQUISITIONS AND DIVESTITURES	9 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITIONS AND DIVESTITURES
NOTE 4 — ACQUISITIONS AND DIVESTITURES
Vegetables Exit Process
On August 1, 2025, the Company entered into the Transaction with OG Holdco, pursuant to which Dole agreed to sell the Fresh Vegetables division to OG Holdco for an aggregate purchase price of approximately $140.0 million comprising of approximately $90.0 million in cash and $50.0 million in the form of a non-contingent seller note (“seller note”) (collectively, the “Purchase Price”), and a $10.0 million potential earn-out payment (“earn-out”). The seller note accrues interest quarterly (5.0% paid-in-kind) and the outstanding principal is due on December 31, 2030 with no prepayment penalty. The earn-out is contingent on the Fresh Vegetables division meeting certain return on investment (“ROI”) targets over a 4-year period beginning in fiscal year 2027. The cash portion of the Purchase Price is subject to customary adjustments for net working capital, cash and indebtedness. On August 5, 2025 (“closing date”), the Transaction closed and the Company completed the Vegetables exit process.
The carrying value of net assets and noncontrolling interests sold (the “disposal group”) of the Fresh Vegetables division amounted to $141.8 million, including cash of $28.0 million, comprising substantially all of the assets and liabilities of the former Fresh Vegetables reportable segment. Total estimated consideration of the Purchase Price (including estimates of net working capital, cash and indebtedness) and the earn-out was recorded at fair value of $144.2 million, of which $11.0 million was allocated to lease transactions for the right to use certain cooler facilities (“cooler facilities”) for up to five years which were excluded from the disposal group. The seller note was recorded at fair value by assessing the expected future cash flows and discounting to net present value. The Company performed a probability assessment of the likelihood of the disposal group meeting the established ROI targets based on historical performance and forecasted earnings to record the earn-out at fair value. The aggregate total estimated fair value of the seller note and earn-out was $40.0 million as of the closing date based on unobservable (Level 3) inputs.
The Company recognized a pre-tax loss on the disposal of the Fresh Vegetables division of $14.7 million which includes $6.1 million of transaction costs. The pre-tax loss is included in (loss) income from discontinued operations, net of tax, in the condensed consolidated statements of operations for the three and nine months ended September 30, 2025. The total income tax impact of the Transaction, including the release of deferred tax liabilities associated with the disposal group as a result of the Transaction being structured as an asset sale, is a net income tax benefit of $3.5 million, included within the income tax benefit (expense) of discontinued operations in the three and nine months ended September 30, 2025.
Total cash inflows from the Transaction were $68.0 million, adjusted for estimated net working capital adjustments, indebtedness items and amounts held in escrow, and is also net of transaction costs paid. The net cash inflow is included in continuing operations proceeds from the sale of businesses in the condensed consolidated statements of cash flows.
The cooler facilities, along with certain leases, employee-related and legal liabilities, were excluded from the disposal group of the Transaction. The cooler facilities are being leased back to the Buyer through the terms of the Transaction. The excluded assets and liabilities have been reclassified as held and used in continuing operations in the condensed consolidated balance sheets for all periods presented. The property, plant and equipment, net and operating lease right-of-use assets associated with the excluded assets and liabilities have been reclassified as held and used at the lower of carrying amount (adjusted for depreciation and amortization had these assets been continuously classified as held and used) and fair value, resulting in aggregate impairment charges of $8.2 million, included in impairment and asset write-downs of property, plant and equipment and lease assets in the condensed consolidated statements of operations for the three and nine months ended September 30, 2025.
The Fresh Vegetables division first met the held-for-sale criteria in the three months ended March 31, 2023 and the Company determined that it would represent a strategic shift that will have a material effect on the Company’s operations and results. As such, the results of the Fresh Vegetables division have been classified as discontinued operations in the condensed consolidated statements of operations for the periods presented, and its related assets and liabilities have been classified as held for sale in the condensed consolidated balance sheets as of March 31, 2023 and onwards. As a result, depreciation on property, plant and equipment and amortization on operating lease right-of-use assets have ceased as of March 31, 2023. The total amount of depreciation and amortization not recorded from March 31, 2023 to closing date was $103.6 million. In accordance with held-for-sale disposal group measurement guidance, an after-tax cumulative loss of $123.5 million (gross cumulative loss of $165.8 million net of a deferred tax credit of $42.3 million) has been recorded prior to the closing date to adjust the carrying amount of the Fresh Vegetables division to its estimated fair value, less costs to sell. The after-tax impact of this loss in the nine months ended September 30, 2025 was $45.3 million (gross loss of $60.9 million net of a deferred tax credit of $15.5 million). The estimated fair value was based on ongoing negotiations with potential market participants and therefore utilizes unobservable (Level 3) inputs.

Dole does not anticipate having significant continuing involvement with the Fresh Vegetables division with the exception of limited transition services arrangements that are not expected to be material to Dole’s continuing operations. Any subsequent transactions with the Buyer will be at arms-length terms.
The following tables present the results of the Fresh Vegetables division as reported in (loss) income from discontinued operations, net of income taxes, in the condensed consolidated statements of operations and the carrying value of assets and liabilities as presented within discontinued operations assets and liabilities held for sale in the condensed consolidated balance sheets.

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

	(U.S. Dollars in thousands)
Revenues, net	$83,620	$266,007	$575,855	$853,802
Cost of sales	(76,986)	(237,433)	(533,596)	(764,054)
Gross profit	6,634	28,574	42,259	89,748
Selling, marketing, general and administrative expenses	(5,798)	(12,086)	(26,386)	(34,555)
Transaction and other operating costs	—	(856)	(279)	(1,570)
Gain (loss) on asset sales	31	—	31	(221)
Operating income from discontinued operations	867	15,632	15,625	53,402
Other (expense) income, net	(11)	9	228	894
Net interest income (expense)[1]	9	33	74	(1,620)
Income from discontinued operations before income taxes	865	15,674	15,927	52,676
Loss on disposal of business and classification as held for sale before income taxes[2]	(14,709)	—	(75,622)	—
Total (loss) income from discontinued operations before income taxes	(13,844)	15,674	(59,695)	52,676
Income tax benefit (expense)[3]	3,681	(8,986)	14,620	(19,988)
Income from discontinued operations attributable to noncontrolling interests	(73)	(304)	(81)	(337)
(Loss) income from discontinued operations, net of income taxes	$(10,236)	$6,384	$(45,156)	$32,351
[1] Net interest income presented within discontinued operations is net of interest expense.
[2] Loss on disposal of business and classification as held for sale before income taxes includes the loss on disposal of $14.7 million for the three and nine months ended September 30, 2025 and includes the loss upon classification as held for sale of $60.9 million for nine months ended September 30, 2025.
[3]Income tax benefit (expense) for the three and nine months ended September 30, 2025 includes a net benefit (expense) of $3.5 million from the Transaction, comprised of a $7.1 million income tax expense related to the disposal and $10.6 million income tax benefit upon release of the deferred tax liabilities associated with the disposal group due to the Transaction being structured as an asset sale.

December 31, 2024

ASSETS	(U.S. Dollars in thousands)
Cash and cash equivalents	$1,702
Current receivables, net[1]	12,182
Inventories, net	32,181
Prepaid expenses and other current assets	3,942
Property, plant and equipment, net	210,235
Operating lease right-of-use assets	111,663
Other noncurrent assets	14,971
Loss recognized on classification as held for sale	(104,886)
Total Fresh Vegetables assets held for sale	$281,990
Fresh Vegetables current assets held for sale	281,990
Fresh Vegetables non-current assets held for sale	—
Total Fresh Vegetables assets held for sale	$281,990
LIABILITIES
Accounts payable	$61,640
Accrued and other current liabilities	69,057
Operating lease liabilities	69,020
Deferred income tax liabilities	14,669
Total Fresh Vegetables liabilities held for sale	$214,386
Fresh Vegetables current liabilities held for sale	214,386
Fresh Vegetables non-current liabilities held for sale	—
Total Fresh Vegetables liabilities held for sale	$214,386
1As of December 31, 2024, Fresh Vegetables sold its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses”, amounting to $62.2 million. Prior to the closing date, Fresh Vegetables’ position under the facility was settled and these receivables were included within the disposal group.
Sale of Progressive Produce
On February 27, 2024, Dole entered into a definitive agreement with PTF Holdings, LLC (“PTF Holdings”) pursuant to which Dole agreed to sell its 65.0% stake in Progressive Produce (the “Progressive Produce business”) to PTF Holdings for gross proceeds of $120.3 million in cash (the “Progressive Transaction”). On March 13, 2024, Dole completed the Progressive Transaction. The Progressive Produce business was reported within the Diversified Fresh Produce – Americas and the Rest of World (“Diversified Fresh Produce – Americas and ROW”) reportable segment. As a result of the sale, Dole recognized a gain on the sale of $75.9 million for the nine months ended September 30, 2024, included within gain on disposal of businesses in the condensed consolidated statements of operations. The carrying amount of net assets sold amounted to $41.9 million, including allocated goodwill of $36.0 million. During the nine months ended September 30, 2024, Progressive Produce comprised $77.9 million of Dole’s consolidated net revenue. Associated transaction costs were not material. During the nine months ended September 30, 2025, Dole recognized an incremental gain on the sale of $0.4 million related to amounts that were released from escrow.
Other Acquisitions and Divestitures
The Company normally engages in acquisitions to grow its business and product offerings and in divestitures to align with Dole’s long-term strategy. Other acquisitions and divestitures of subsidiaries in the three and nine months ended September 30, 2025 and September 30, 2024 were not material. Changes to goodwill were primarily driven by foreign currency translation in the nine months ended September 30, 2025.
See Note 18 “Investments in Unconsolidated Affiliates” for additional detail on a divestiture of ownership shares in an equity method investee.
Disposal Groups, Including Discontinued Operations, Disclosure
Vegetables Exit Process
On August 1, 2025, the Company entered into the Transaction with OG Holdco, pursuant to which Dole agreed to sell the Fresh Vegetables division to OG Holdco for an aggregate purchase price of approximately $140.0 million comprising of approximately $90.0 million in cash and $50.0 million in the form of a non-contingent seller note (“seller note”) (collectively, the “Purchase Price”), and a $10.0 million potential earn-out payment (“earn-out”). The seller note accrues interest quarterly (5.0% paid-in-kind) and the outstanding principal is due on December 31, 2030 with no prepayment penalty. The earn-out is contingent on the Fresh Vegetables division meeting certain return on investment (“ROI”) targets over a 4-year period beginning in fiscal year 2027. The cash portion of the Purchase Price is subject to customary adjustments for net working capital, cash and indebtedness. On August 5, 2025 (“closing date”), the Transaction closed and the Company completed the Vegetables exit process.
The carrying value of net assets and noncontrolling interests sold (the “disposal group”) of the Fresh Vegetables division amounted to $141.8 million, including cash of $28.0 million, comprising substantially all of the assets and liabilities of the former Fresh Vegetables reportable segment. Total estimated consideration of the Purchase Price (including estimates of net working capital, cash and indebtedness) and the earn-out was recorded at fair value of $144.2 million, of which $11.0 million was allocated to lease transactions for the right to use certain cooler facilities (“cooler facilities”) for up to five years which were excluded from the disposal group. The seller note was recorded at fair value by assessing the expected future cash flows and discounting to net present value. The Company performed a probability assessment of the likelihood of the disposal group meeting the established ROI targets based on historical performance and forecasted earnings to record the earn-out at fair value. The aggregate total estimated fair value of the seller note and earn-out was $40.0 million as of the closing date based on unobservable (Level 3) inputs.
The Company recognized a pre-tax loss on the disposal of the Fresh Vegetables division of $14.7 million which includes $6.1 million of transaction costs. The pre-tax loss is included in (loss) income from discontinued operations, net of tax, in the condensed consolidated statements of operations for the three and nine months ended September 30, 2025. The total income tax impact of the Transaction, including the release of deferred tax liabilities associated with the disposal group as a result of the Transaction being structured as an asset sale, is a net income tax benefit of $3.5 million, included within the income tax benefit (expense) of discontinued operations in the three and nine months ended September 30, 2025.
Total cash inflows from the Transaction were $68.0 million, adjusted for estimated net working capital adjustments, indebtedness items and amounts held in escrow, and is also net of transaction costs paid. The net cash inflow is included in continuing operations proceeds from the sale of businesses in the condensed consolidated statements of cash flows.
The cooler facilities, along with certain leases, employee-related and legal liabilities, were excluded from the disposal group of the Transaction. The cooler facilities are being leased back to the Buyer through the terms of the Transaction. The excluded assets and liabilities have been reclassified as held and used in continuing operations in the condensed consolidated balance sheets for all periods presented. The property, plant and equipment, net and operating lease right-of-use assets associated with the excluded assets and liabilities have been reclassified as held and used at the lower of carrying amount (adjusted for depreciation and amortization had these assets been continuously classified as held and used) and fair value, resulting in aggregate impairment charges of $8.2 million, included in impairment and asset write-downs of property, plant and equipment and lease assets in the condensed consolidated statements of operations for the three and nine months ended September 30, 2025.
The Fresh Vegetables division first met the held-for-sale criteria in the three months ended March 31, 2023 and the Company determined that it would represent a strategic shift that will have a material effect on the Company’s operations and results. As such, the results of the Fresh Vegetables division have been classified as discontinued operations in the condensed consolidated statements of operations for the periods presented, and its related assets and liabilities have been classified as held for sale in the condensed consolidated balance sheets as of March 31, 2023 and onwards. As a result, depreciation on property, plant and equipment and amortization on operating lease right-of-use assets have ceased as of March 31, 2023. The total amount of depreciation and amortization not recorded from March 31, 2023 to closing date was $103.6 million. In accordance with held-for-sale disposal group measurement guidance, an after-tax cumulative loss of $123.5 million (gross cumulative loss of $165.8 million net of a deferred tax credit of $42.3 million) has been recorded prior to the closing date to adjust the carrying amount of the Fresh Vegetables division to its estimated fair value, less costs to sell. The after-tax impact of this loss in the nine months ended September 30, 2025 was $45.3 million (gross loss of $60.9 million net of a deferred tax credit of $15.5 million). The estimated fair value was based on ongoing negotiations with potential market participants and therefore utilizes unobservable (Level 3) inputs.

Dole does not anticipate having significant continuing involvement with the Fresh Vegetables division with the exception of limited transition services arrangements that are not expected to be material to Dole’s continuing operations. Any subsequent transactions with the Buyer will be at arms-length terms.
The following tables present the results of the Fresh Vegetables division as reported in (loss) income from discontinued operations, net of income taxes, in the condensed consolidated statements of operations and the carrying value of assets and liabilities as presented within discontinued operations assets and liabilities held for sale in the condensed consolidated balance sheets.